Business Combinations - MTN telecom towers in South Africa (Details) - MTN telecom towers in South Africa $ in Thousands		7 Months Ended	12 Months Ended
	May 31, 2022 USD ($) item site	Dec. 31, 2022 USD ($)	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Number of Towers Acquired | item	5,691
Number of service sites to which entity is providing Managed Services after acquisition | site	7,100
Proportion of ownership interest in subsidiary			100.00%
Non-controlling interest in acquiree recognised at acquisition date	$ 0
Goodwill deductible for tax purpose	0
Gross consideration	421,239
Net cash consideration	421,239
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	251,683
Customer related intangible asset	121,465
Network related intangible asset	69,741
Right of use asset	211,936
Lease liabilities	(211,936)
Deferred tax	(51,625)
Provisions for other liabilities and charges	(34,419)
Total identifiable net assets acquired	356,845
Goodwill	64,394
Revenue - post-acquisition		$ 71,398
Profit (Loss) - post-acquisition		$ (20,542)
Provisional amounts in business combinations
Disclosure of detailed information about business combination [line items]
Gross consideration	421,239
Net cash consideration	421,239
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment	251,683
Customer related intangible asset	127,957
Network related intangible asset	67,837
Right of use asset	211,315
Lease liabilities	(211,315)
Deferred tax	(52,864)
Provisions for other liabilities and charges	(34,419)
Total identifiable net assets acquired	360,194
Goodwill	61,045
Adjustments to provisional amounts
Identifiable assets acquired and liabilities assumed:
Customer related intangible asset	(6,492)
Network related intangible asset	1,904
Right of use asset	621
Lease liabilities	(621)
Deferred tax	1,239
Total identifiable net assets acquired	(3,349)
Goodwill	$ 3,349
After transfer of non-controlling interests
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			70.00%
Proportion of ownership interests held by non-controlling interests			30.00%